OTHER NON-INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OTHER NON-INTEREST INCOME [Abstract]
Investment and insurance commissions	$ 1,647	$ 1,827	$ 1,814
ATM fees	1,496	1,551	1,599
Bank owned life insurance	1,124	1,282	1,371
Other real estate rental income	58	128	1,295
Other	3,091	2,904	2,852
Total other non-interest income	$ 7,416	$ 7,692	$ 8,931